Summary of Significant Accounting Policies - Additional Information (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Mar. 18, 2024 USD ($)	Dec. 31, 2025 CNY (¥) segment shares	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 CNY (¥) segment shares	Dec. 31, 2023 CNY (¥) shares	Mar. 31, 2026 USD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Jan. 03, 2023 USD ($)	Nov. 18, 2022 USD ($)
Summary of Significant Accounting Policies
Net (income)/loss attributable to non-controlling interests		¥ 4,604	$ 658	¥ (2,345)	¥ (4,664)
Revenues		1,523,410	$ 217,844	1,466,698	1,498,029
Advertising expenses | ¥		220,248		188,225	270,304
Employee benefit expenses | ¥		93,644		90,472	96,961
Government grants | ¥		¥ 13,661		¥ 12,319	¥ 20,900
Government Assistance, Income, Increase (Decrease), Statement of Income or Comprehensive Income [Extensible Enumeration]		Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)	Other Nonoperating Income (Expense)
Shares repurchase, authorized amount | $	$ 25,000									$ 25,000	$ 15,000
Stock repurchase program, extension period	12 months
Treasury Stock, Common, Value		¥ 391,944		¥ 376,690			$ 56,047
Minimum percentage, appropriation to the statutory surplus of the after-tax profits		10.00%	10.00%
Maximum percentage of the registered capital where appropriation is not required		50.00%	50.00%
Appropriation From Profit and Loss, Statutory Reserves | ¥		¥ 5,896		¥ 6,697	¥ 4,828
Segment Reporting, Disclosure of Entity's Reportable Segments [Abstract]
Number of reportable segment | segment		4	4	2
Aesthetic Treatment Services
Summary of Significant Accounting Policies
Revenues		¥ 674,903	$ 96,510	¥ 169,263	12,959
Aesthetic Treatment Services | Restatement Adjustment
Summary of Significant Accounting Policies
Revenues | ¥				¥ 736,600	¥ 889,900
Share Repurchase Program
Summary of Significant Accounting Policies
Treasury Stock, Common, Value | $						$ 4,700
Class A Ordinary Shares | Share Repurchase Program
Summary of Significant Accounting Policies
Treasury Stock, Common, Shares						3,700,000
Class A Ordinary Shares | 2022 share repurchase program
Summary of Significant Accounting Policies
Treasury Stock, Common, Shares					7,621,916				7,621,916
Treasury Stock, Common, Value					¥ 140,700				$ 20,400
Class A Ordinary Shares | 2024 share repurchase program
Summary of Significant Accounting Policies
Treasury Stock, Common, Shares		3,661,718		1,972,851			3,661,718	1,972,851
Treasury Stock, Common, Value		¥ 33,500		¥ 18,200			$ 4,700	$ 2,600
American Depository Shares | Share Repurchase Program
Summary of Significant Accounting Policies
Shares repurchase, authorized amount | $						$ 25,000
Treasury Stock, Common, Shares						4,800,000
American Depository Shares | 2022 share repurchase program
Summary of Significant Accounting Policies
Treasury Stock, Common, Shares					9,908,490				9,908,490
American Depository Shares | 2024 share repurchase program
Summary of Significant Accounting Policies
Treasury Stock, Common, Shares		4,760,234		2,564,707			4,760,234	2,564,707